Financial assets held under resale agreements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of financial instruments held under resale agreements [Line Items]
Financial Assets Held Under Resale Agreement Past Due	¥ 0	¥ 0